Note 4 - Loans (Details) - Aging of the Recorded Investment in Past Due Loans (USD $)	Dec. 31, 2013	Dec. 31, 2012
2013
Loans not past due	$ 287,706,413	$ 292,439,258
Total	295,313,069	304,445,298
Past Due [Member] | Commercial Loans [Member]
2013
30 - 59 days past due	149,250	74,672
60 - 89 days past due	4,021	2,543
Total past due	153,271	77,215
Past Due [Member] | Commercial Real Estate Loans [Member]
2013
30 - 59 days past due	223,934	2,509,318
60 - 89 days past due	115,269	503,382
Greater than 90 days past due	2,465,193	3,937,774
Total past due	2,804,396	6,950,474
Past Due [Member] | Agriculture Portfolio [Member]
2013
Greater than 90 days past due	401,028	597,525
Total past due	401,028	597,525
Past Due [Member] | Agricultural Real Estate [Member]
2013
30 - 59 days past due	508,125	47,422
Greater than 90 days past due	805,868	933,945
Total past due	1,313,993	981,367
Past Due [Member] | Consumer Loans [Member]
2013
30 - 59 days past due	68,583	53,065
60 - 89 days past due	24,514	2,655
Greater than 90 days past due	10,663	899
Total past due	103,760	56,619
Past Due [Member] | Residential Real Estate Portfolio [Member]
2013
30 - 59 days past due	1,420,956	2,271,107
60 - 89 days past due	930,154	559,048
Greater than 90 days past due	479,098	512,685
Total past due	2,830,208	3,342,840
Past Due [Member]
2013
30 - 59 days past due	2,370,848	4,955,584
60 - 89 days past due	1,073,958	1,067,628
Greater than 90 days past due	4,161,850	5,982,828
Total past due	7,606,656	12,006,040
Commercial Loans [Member]
2013
Loans not past due	37,952,459	36,664,022
Total	38,105,730	36,741,237
Commercial Real Estate Loans [Member]
2013
Loans not past due	155,898,123	154,970,400
Total	158,702,519	161,920,874
Agriculture Portfolio [Member]
2013
Loans not past due	12,798,477	13,226,523
Total	13,199,505	13,824,048
Agricultural Real Estate [Member]
2013
Loans not past due	23,829,905	28,262,857
Total	25,143,898	29,244,224
Consumer Loans [Member]
2013
Loans not past due	3,830,109	4,339,639
Total	3,933,869	4,396,258
Residential Real Estate Portfolio [Member]
2013
Loans not past due	53,397,340	54,975,817
Total	$ 56,227,548	$ 58,318,657